Significant Accounting Policies (Details) - Schedule of depreciation rates used for each class of depreciable assets	12 Months Ended
Dec. 31, 2022
Leasehold Improvements [Member]
Significant Accounting Policies (Details) - Schedule of depreciation rates used for each class of depreciable assets [Line Items]
Plant and equipment, gross	5 years
Bottom of range [member] | Office Furniture and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of depreciation rates used for each class of depreciable assets [Line Items]
Plant and equipment, gross	5 years
Bottom of range [member] | Machinery [member]
Significant Accounting Policies (Details) - Schedule of depreciation rates used for each class of depreciable assets [Line Items]
Plant and equipment, gross	5 years
Top of range [member] | Office Furniture and Equipment [Member]
Significant Accounting Policies (Details) - Schedule of depreciation rates used for each class of depreciable assets [Line Items]
Plant and equipment, gross	12 years
Top of range [member] | Machinery [member]
Significant Accounting Policies (Details) - Schedule of depreciation rates used for each class of depreciable assets [Line Items]
Plant and equipment, gross	12 years